PROPERTY AND EQUIPMENT - Movement in property and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	$ 7,340
Impairment	(43)	$ (51)
Property and equipment at end of period	6,879	7,340
Right-of-use assets at beginning of period	1,985	2,023
Additions	446	299
Disposals	(14)	(35)
Depreciation charge for the year	(416)	(448)
Impairment	(5)	0
Transfers	(2)	0
Translation adjustment	(260)	146
Right-of-use assets at end of period	1,734	1,985
Property, plant and equipment and right-of-use assets at beginning of period	7,340	6,884
Additions	2,153	1,840
Disposals	(91)	(85)
Depreciation charge for the year	(1,576)	(1,652)
Impairment	(43)	(51)
Transfers	0	0
Translation adjustment	(904)	404
Property, plant and equipment and right-of-use assets at end of period	6,879	7,340
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets at end of period	2,526
Property, plant and equipment and right-of-use assets at end of period	15,813
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets at end of period	(792)
Property, plant and equipment and right-of-use assets at end of period	(8,934)
Telecommunications equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	4,306	3,937
Additions	47	80
Disposals	(50)	(36)
Depreciation charge for the year	(1,009)	(1,032)
Impairment	(28)	(30)
Transfers	1,282	1,210
Translation adjustment	(498)	177
Property and equipment at end of period	4,050	4,306
Telecommunications equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	10,893
Telecommunications equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(6,843)
Land, buildings and constructions
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	216	202
Additions	2	0
Disposals	(5)	(1)
Depreciation charge for the year	(28)	(33)
Impairment	(1)	(1)
Transfers	5	29
Translation adjustment	(30)	20
Property and equipment at end of period	159	216
Land, buildings and constructions | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	377
Land, buildings and constructions | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(218)
Office and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	417	393
Additions	32	8
Disposals	(10)	(6)
Depreciation charge for the year	(123)	(139)
Impairment	(2)	(3)
Transfers	111	131
Translation adjustment	(57)	33
Property and equipment at end of period	368	417
Office and other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	1,330
Office and other equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	(962)
Equipment not installed and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at beginning of period	416	329
Additions	1,626	1,453
Disposals	(12)	(7)
Depreciation charge for the year	0	0
Impairment	(7)	(17)
Transfers	(1,396)	(1,370)
Translation adjustment	(59)	28
Property and equipment at end of period	568	$ 416
Equipment not installed and assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	687
Equipment not installed and assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment at end of period	$ (119)